OPERATING AND FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2018
Leases1 [Abstract]
Disclosure of finance lease and operating lease by lessee	The undiscounted amounts of future fixed minimum annual lease commitments are as follows at December 31, 2018:

Year	Amount

2019	16,051
2020	14,097
2021	8,356
2022	6,500
2023 onwards	10,218
Total	55,222